Shareholder's Equity (Tables)	9 Months Ended
Sep. 30, 2015
Stockholders' Equity Note [Abstract]
Components of accumulated other comprehensive income (loss)
The progression of the components of accumulated other comprehensive income follows (in millions):

		Other Comprehensive Income (Loss)
	AOCI Beginning Balance	Pretax	Tax	Net of tax	AOCI Ending Balance
Nine months ended September 30, 2015 (unaudited)
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$(251)	$88	$(163)
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(3)	1	(2)
Total net unrealized gains (losses) on securities (b)	$469	(254)	89	(165)	$304
Net unrealized gains (losses) on cash flow hedges	—	3	(1)	2	2
Total	$469	$(251)	$88	$(163)	$306

Year ended December 31, 2014
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$284	$(99)	$185
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(35)	12	(23)
Total net unrealized gains on securities (b)	$307	249	(87)	162	$469
Net unrealized gains (losses) on cash flow hedges	—	—	—	—	—
Total	$307	$249	$(87)	$162	$469

Year ended December 31, 2013
Net unrealized gains (losses) on securities:
Unrealized holding gains (losses) on securities arising during the period		$(279)	$98	$(181)
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(70)	24	(46)
Total net unrealized gains (losses) on securities (b)	$534	(349)	122	(227)	$307

Year ended December 31, 2012
Net unrealized gains on securities (b)	$308	$347	$(121)	$226	$534

(a)	The reclassification adjustment out of net unrealized gains on securities affected the following lines in GALIC’s Consolidated Statement of Earnings:

OCI component	Affected line in the Consolidated Statement of Earnings
Pretax	Realized gains on securities
Tax	Provision for income taxes

(b)
Includes net unrealized gains of $33 million at September 30, 2015 (unaudited) compared to net unrealized gains of $37 million, $35 million and $23 million at December 31, 2014, 2013 and 2012, respectively, related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.